SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Shanghai Muliang Industrial Corp. [Member]
Uninsured Cash in PRC		$ 77,937		$ 179,472	$ 27,163
Allowance for doubtful debt		69,797		63,575	36,381
Inventory Reserve		91,975		95,201	485,715
Advances to suppliers		35,014		1,263,252	3,052,216
Advances from customers		37,377		16,993	40,933
Shipping Cost		104,741	$ 24,440	30,411	184,198
Advertising Cost		85,394	9,588	12,836	77,320
Cumulative translation adjustment and effect of exchange rate changes on cash		$ 28,151	$ 48,584	(78,704)	77,309
Impairment of Long-Lived Assets				$ 448,278	$ 0
Pro Forma Adjustments [Member]
Advances to suppliers
Advances from customers
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Advances to suppliers	[1]
Advances from customers	[1]
M & A Holding Corp. [Member]
Advances to suppliers
Advances from customers
Pro Forma Combined [Member]
Advances to suppliers		$ 35,014
Advances from customers		$ 37,377

[1]	The balance sheets of Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd. are presented as one combined entity for pro forma purposes as these are essentially non-operating holding companies with minimal assets, liabilities and equity.